UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-7662
U.S. Global Accolade Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
(Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments

HOLMES GROWTH FUND
Portfolio of Investments (unaudited)		January 31, 2007

COMMON STOCKS 95.33%	Shares	Value

Advertising 1.67%
Focus Media Holding Ltd., ADR	12,500	$1,033,250	*

Agriculture 0.93%
Bunge Ltd.	7,500	577,125

Apparel 3.58%
Coach, Inc.	20,000	917,200	*
Gymboree Corp.	30,000	1,298,700	*
		2,215,900

Banks 0.68%
Credicorp Ltd.	10,000	422,200

Building Materials 0.72%
Eagle Materials, Inc.	4,500	222,255
Florida Rock Industries, Inc.	4,500	222,525
		444,780

Cable & Wire Products 1.39%
General Cable Corp.	20,000	862,600	*

Chemicals 2.76%
OM Group, Inc.	16,000	781,760	*
Potash Corporation of Saskatchewan, Inc.	3,000	468,090
The Mosaic Co.	22,875	455,670	*
		1,705,520

Commercial Services 1.99%
Alliance Data Systems Corp.	7,500	509,475	*
Quanta Services, Inc.	35,000	719,950	*
		1,229,425

Communications 2.38%
NII Holdings, Inc.	20,000	1,476,000	*

Computer Services 3.09%
Cognizant Technology Solutions Corp., Class A	17,500	1,492,575	*
Tyler Technologies, Inc.	30,000	417,000	*
		1,909,575

Computer Software & Hardware 3.90%
Akamai Technologies, Inc.	25,000	1,404,500	*
VeriFone Holdings, Inc.	12,500	499,625	*
Vocus, Inc.	27,500	512,875	*
		2,417,000

Construction 1.48%
D.R. Horton, Inc.	15,000	435,900
Granite Construction, Inc.	9,000	482,040
		917,940

Consulting Services 0.22%
CYBERplex, Inc.	270,000	137,656	*

Diversified Operations 1.25%
McDermott International, Inc.	15,000	774,600	*

E-Commerce 2.54%
Digital River, Inc.	10,000	511,800	*
eBay, Inc.	15,000	485,850	*
WebSideStory, Inc.	40,000	572,400	*
		1,570,050

Electronics & Components 1.66%
Cymer, Inc.	12,500	527,875	*
Garmin Ltd.	10,000	502,200
		1,030,075

Financial Services 12.18%
Charles Schwab Corp.	40,000	756,800
CI Financial Income Fund	55,000	1,207,630
Dollar Financial Corp.	15,000	480,450	*
Franklin Resources, Inc.	4,000	476,440
GMP Capital Trust	56,000	968,348
Goldman Sachs Group, Inc.	2,500	530,400
International Securities Exchange Holdings, Inc.	20,000	828,600
Jovian Capital Corp.	685,000	506,394	*
Legg Mason, Inc.	5,000	524,250
Nasdaq Stock Market, Inc.	22,500	766,800	*
Ocwen Financial Corp.	35,000	492,800	*
		7,538,912

Food Products 1.19%
The Hain Celestial Group, Inc.	25,000	735,000	*

Hotels 2.79%
Hilton Hotels Corp.	37,500	1,327,125
Host Hotels & Resorts, Inc.	15,000	397,050
		1,724,175

Household Products 1.08%
KCP Income Fund	100,000	668,734

Insurance 1.43%
IPC Holdings Ltd.	30,000	883,500

Internet Systems 2.52%
Google, Inc., Class A	1,000	501,300	*
Knot, Inc.	35,000	1,055,950	*
		1,557,250

Manufacturing 2.99%
Actuant Corp., Class A	7,500	373,425
Precision Castparts Corp.	15,000	1,333,350
The Westaim Corp.	100,000	145,303	*
		1,852,078

Medical - Biomedical 3.94%
Celgene Corp.	10,000	536,800	*
Digene Corp.	12,500	643,125	*
Illumina, Inc.	20,000	817,000	*
Meridian Bioscience, Inc.	15,000	444,750
		2,441,675

Medical - HMO 1.56%
WellCare Health Plans, Inc.	12,500	968,500	*

Medical Information Systems 2.14%
Allscripts Healthcare Solutions, Inc.	30,000	918,000	*
Phase Forward, Inc.	30,000	406,200	*
		1,324,200

Medical Products 6.41%
Boston Scientific Corp.	36,000	664,200	*
Cytyc Corp.	15,000	433,800	*
Henry Schein, Inc.	10,000	507,700	*
Immucor, Inc.	45,000	1,419,300	*
Stryker Corp.	7,500	464,550
Thermo Fisher Scientific, Inc.	10,000	478,500	*
		3,968,050

Metal & Mineral Mining 2.00%
Northern Orion Resources, Inc.	210,500	804,903	*
Silver Wheaton Corp.	40,000	432,341	*
		1,237,244

Networking Products 2.67%
Cisco Systems, Inc.	40,000	1,063,600	*
Polycom, Inc.	17,500	588,350	*
		1,651,950

Oil & Gas Drilling 0.76%
Helmerich & Payne, Inc.	17,500	469,525

Oil & Gas Exploration & Production 0.72%
Chesapeake Energy Corp.	15,000	444,150

Oil & Gas Extraction & Services 4.23%
Core Laboratories N.V.	5,000	412,000	*
GulfMark Offshore, Inc.	20,000	722,200	*
Schlumberger Ltd.	15,000	952,350
Superior Energy Services, Inc.	17,500	530,600	*
		2,617,150

Oil & Gas Field Machinery 0.85%
Cameron International Corp.	10,000	525,000	*

Oil & Gas Refining & Marketing 1.62%
Holly Corp.	19,000	1,001,110

Oil & Gas Royalty Trust 0.85%
San Juan Basin Royalty Trust	16,000	527,520

Pharmaceuticals 1.32%
Allergan, Inc.	7,000	816,970

Platinum 0.22%
Eastern Platinum Ltd.	100,000	134,257	*

REITS 1.20%
AvalonBay Communities, Inc.	5,000	741,800

Retail 4.63%
American Eagle Outfitters, Inc.	30,000	971,400
Big Lots, Inc.	40,000	1,037,200	*
The Men's Wearhouse, Inc.	20,000	858,800
		2,867,400

Semiconductors 1.67%
Hittite Microwave Corp.	15,000	521,700	*
SiRF Technology Holdings, Inc.	17,500	513,800	*
		1,035,500

Storage 0.87%
Sovran Self Storage, Inc.	9,000	540,000

Telecommunications 0.90%
Rogers Communications, Inc., Class B	18,000	557,100

Therapeutics 1.24%
Medicines Co.	25,000	765,500	*

Transportation 1.11%
DryShips, Inc.	15,000	256,050
UAL Corp.	10,000	432,000	*
		688,050

Total Common Stocks		59,005,996
(cost $51,775,800)

EXCHANGE-TRADED FUND 1.55%

SPDR S&P Homebuilders ETF
(cost $832,440)	25,000	956,000

WARRANTS 0.88%

Gold Mining 0.49%
Goldcorp, Inc., Warrants (June 2011)	22,350	303,862	*

Metal & Mineral Mining 0.39%
Northern Orion Resources, Inc., Warrants (May 2008)	17,500	41,637	*
Northern Orion Resources, Inc., Warrants (February 2010)	2,000	2,175	*
Silver Wheaton Corp., Warrants (December 2010)	32,500	198,283	*
		242,095

Total Warrants		545,957
(cost $308,935)

PURCHASED OPTIONS 0.38%	Contracts

Gold Mining 0.38%
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2008
(premium $23,753)	39	36,270
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2009
(premium $75,651)	92	101,200
Goldcorp, Inc., Strike Price 25, Call, Expiration Jan. 2008
(premium $16,043)	39	23,790
Goldcorp, Inc., Strike Price 25, Call, Expiration Jan. 2009
(premium $58,467)	92	76,360

Total Purchased Options		237,620
(cost $173,914)

Total Securities		60,745,573
(cost $53,091,089)

	Principal
REPURCHASE AGREEMENT 0.36%	Amount

Joint Tri-Party Repurchase Agreement, Merrill Lynch, 01/31/07, 5.22%,
due 02/01/07, repurchase price $223,324, collateralized by U.S.
Treasury securities held in a joint tri-party account
(cost $223,292)	$223,292	223,292

Total Investments 98.50%		60,968,865
(cost $53,314,381)
Other assets and liabilities, net 1.50%		928,714

NET ASSETS 100%		$61,897,579

See notes to portfolios of investments.

MEGATRENDS FUND
Portfolio of Investments (unaudited)		January 31, 2007

COMMON STOCKS 96.84%	Shares	Value

Aircraft & Defense 4.92%
Northrop Grumman Corp.	6,400	$454,016
Raytheon Company	5,900	306,210
		760,226

Automobile 2.99%
Toyota Motor Corp., Sponsored ADR	3,500	461,230

Beverages 2.82%
The Coca-Cola Co.	9,100	435,708

Chemicals 2.22%
Air Products & Chemicals, Inc.	4,600	343,436

Computer Software & Hardware 3.30%
Microsoft Corp.	16,500	509,190

Consumer Staples 2.52%
The Procter & Gamble Co.	6,000	389,220

Electronics & Components 5.04%
Corning, Inc.	16,000	333,440	*
Intel Corp.	21,200	444,352
		777,792

Energy 3.33%
Energy Conversion Devices, Inc.	4,800	165,360	*
SunPower Corp., Class A	3,900	172,770	*
Suntech Power Holdings Co., Ltd., ADR	4,800	176,640	*
		514,770

Financial Services 15.36%
American Express Co.	5,300	308,566
Charles Schwab Corp.	25,100	474,892
Goldman Sachs Group, Inc.	2,500	530,400
UBS AG	7,000	441,070
Wells Fargo & Co.	17,200	617,824
		2,372,752

Holding Company 6.41%
Berkshire Hathaway, Inc., Class B	270	990,184	*

Internet Systems 3.24%
Baidu.com, Inc., Class A	1,300	162,422	*
Google, Inc., Class A	675	338,378	*
		500,800

Manufacturing 6.32%
General Electric Co.	18,000	648,900
ITT Corp.	5,500	328,075
		976,975

Medical Products 2.64%
Johnson & Johnson	6,100	407,480

Metal Mining 2.00%
BHP Billiton Ltd., Sponsored ADR	3,700	151,663
Newmont Mining Corp.	3,500	157,850
		309,513

Oil & Gas - Integrated 2.38%
Hess Corp.	6,800	367,132

Oil & Gas Drilling 2.92%
Nabors Industries Ltd.	9,800	296,744	*
Transocean, Inc.	2,000	154,740	*
		451,484

Oil & Gas Extraction & Services 9.20%
Baker Hughes, Inc.	7,100	490,113
Halliburton Co.	5,300	156,562
Schlumberger Ltd.	12,200	774,578
		1,421,253

Oil & Gas Field Machinery 1.57%
National Oilwell Varco, Inc.	4,000	242,560	*

Pharmaceuticals 5.16%
Eli Lilly & Co.	6,000	324,720
Novartis AG, ADR	8,200	473,058
		797,778

Retail 2.22%
CVS Corp.	10,200	343,230

Telecommunications 2.33%
China Mobile Ltd., Sponsored ADR	7,800	359,970

Transportation 2.15%
United Parcel Service, Inc., Class B	4,600	332,488

Utilities 5.80%
Exelon Corp.	5,500	329,945
FPL Group, Inc.	10,000	566,500
		896,445

Total Common Stocks		14,961,616
(cost $12,899,368)

EXCHANGE-TRADED FUND 1.26%

streetTRACKS Gold Trust
(cost $165,780)	3,000	194,490	*

Total Securities		15,156,106
(cost $13,065,148)
	Principal
REPURCHASE AGREEMENT 1.01%	Amount

Joint Tri-Party Repurchase Agreement, Merrill Lynch, 01/31/07, 5.22%,
due 02/01/07, repurchase price $156,517, collateralized by U.S.
Treasury securities held in a joint tri-party account
(cost $156,494)	$156,494	156,494

Total Investments 99.11%		15,312,600
(cost $13,221,642)
Other assets and liabilities, net 0.89%		138,108

NET ASSETS 100%		$15,450,708

See notes to portfolios of investments.

EASTERN EUROPEAN FUND
Portfolio of Investments (unaudited)		January 31, 2007

COMMON STOCKS 93.01%	Shares	Value

Broadcasting & Cable TV 0.51%
Central European Media Enterprises Ltd., Class A	84,400	$7,325,076	*

Communications 17.99%
Comstar United Telesystems, GDR	2,474,278	21,773,646	*
Mobile TeleSystems	3,569,891	33,556,975
Mobile TeleSystems, Sponsored ADR	794,762	43,044,310
Telekomunikacja Polska S.A.	1,232,081	10,487,721
Telekomunikacja Polska S.A., GDR	3,590,877	30,199,276
VimpelCom, Sponsored ADR	1,392,673	118,976,054	*
		258,037,982

Distributors 0.50%
Dogus Otomotiv Servis ve Ticaret a.s	1,395,631	7,094,747

Diversified Banks 24.99%
Akbank T.A.S.	1	4
Bank Pekao S.A.	93,361	7,791,251
Erste Bank der oesterreichischen Sparkassen AG	189,541	14,745,714	*
Getin Holding S.A.	3,150,386	15,753,508	*
Kazkommertsbank, GDR	55,259	1,232,276	*
Kazkommertsbank, GDR, 144A	230,000	5,129,000	*
OTP Bank Nyrt.	1,920,879	85,265,706
OTP Bank Nyrt., GDR	223,782	20,140,380
Powszechna Kasa Oszczednosci Bank Polski S.A.	432,206	7,141,635
Raiffeisen International Bank Holding AG	67,314	10,276,248	*
Sberbank RF	29,539	97,478,700
Turkiye Garanti Bankasi a.s.	17,241,171	64,968,508
Turkiye Is Bankasi, Class C	5,965,929	28,419,285
		358,342,215

Diversified Metals & Mining 6.88%
JSC MMC Norilsk Nickel, ADR	411,527	69,548,063
KGHM Polska Miedz S.A.	958,971	29,130,541
		98,678,604

Electric Utilities 3.46%
CEZ a.s.	1,165,428	49,673,095	*

Financial Services 0.51%
Finans Finansal Kiralama a.s.	2,568,081	7,230,431

Food Distributors 1.52%
Central European Distribution Corp.	737,060	21,735,899	*

Food Retail 3.46%
Migros Turk T.A.S.	1,562,697	20,554,493
Oao Magnit, Class S	203,241	7,387,810	*
Oao Seventh Continent, Class S	541,850	14,088,100
X 5 Retail Group N.V., GDR	280,629	7,647,140	*
		49,677,543

Gold Mining 0.53%
KazakhGold Group Ltd., GDR	321,253	7,645,821	*

Insurance 1.40%
Aksigorta a.s.	4,772,678	20,020,477

Multi-Sector Holdings 4.51%
Haci Omer Sabanci Holding a.s.	15,553,144	64,689,577

Oil & Gas - Integrated 17.01%
LUKOIL, Sponsored ADR	1,546,823	122,353,699
Oao Gazprom, Sponsored ADR	2,830,667	121,577,148
		243,930,847

Oil & Gas Exploration & Production 1.82%
NovaTek Oao, Sponsored GDR	238,938	12,902,652
Surgutneftegaz, Sponsored ADR	220,811	13,248,660
		26,151,312

Oil & Gas Refining & Marketing 1.94%
Polski Koncern Naftowy Orlen S.A.	1,775,846	27,837,810

Packaged Foods & Meats 1.54%
Wimm-Bill-Dann Foods	356,434	18,356,351
Wimm-Bill-Dann Foods, ADR	57,112	3,715,707
		22,072,058

Real Estate Investment Trusts 1.70%
Mirland Development Corp., plc	1,602,000	17,310,531	*
Sistema Hals, GDR	100,929	1,286,845	*
Sistema Hals, GDR, 144A	456,000	5,814,000	*
		24,411,376

Real Estate Management & Development 1.55%
CA Immobilien International AG	328,482	7,149,721	*
Immofinanz Immobilien Anlagen AG	566,168	8,596,710	*
RGI International Ltd.	791,202	6,527,417	*
		22,273,848

Steel 1.19%
Oao TMK, GDR	392,158	13,764,746	*
Oao TMK, GDR, 144A	93,154	3,269,705	*
		17,034,451

Total Common Stocks		1,333,863,169
(cost $1,078,022,393)

PREFERRED STOCKS 2.89%

Oil & Gas Exploration & Production 1.87%
Surgutneftegaz, Preferred Stock	13,529,631	11,703,131
Surgutneftegaz, Preferred Stock, Sponsored ADR	174,498	15,094,077
		26,797,208

Oil & Gas Storage & Transportation 1.02%
Transneft, Preferred Stock	6,159	14,596,830

Total Preferred Stocks		41,394,038
(cost $40,231,285)

Total Securities		1,375,257,207
(cost $1,118,253,678)

	Principal
REPURCHASE AGREEMENT 2.83%	Amount

Joint Tri-Party Repurchase Agreement, Merrill Lynch, 01/31/07, 5.22%,
due 02/01/07, repurchase price $40,655,250, collateralized by U.S.
Treasury securities held in a joint tri-party account
(cost $40,649,356)	$40,649,356	40,649,356

Total Investments 98.73%		1,415,906,563
(cost $1,158,903,034)
Other assets and liabilities, net 1.27%		18,240,635

NET ASSETS 100%		$1,434,147,198

See notes to portfolios of investments.

GLOBAL EMERGING MARKETS FUND
Portfolio of Investments (unaudited)		January 31, 2007

COMMON STOCKS 79.80%	Shares	Value

Broadcasting & Cable TV 1.56%
Naspers Ltd., N shares	22,232	$560,541

Communications 6.30%
America Movil S.A. de C.V., ADR, Series L	19,400	860,584
China Mobile Ltd.	75,000	687,320
Mobile TeleSystems, Sponsored ADR	13,300	720,328
		2,268,232

Computer Hardware 1.60%
Wistron Corp.	401,287	576,453

Department Stores 2.11%
Grupo FAMSA S.A., Class A	166,835	758,327	*

Diversified Banks 15.33%
Bangkok Bank Public Co., Ltd.	93,300	284,599
Bumiputra-Commerce Holdings Bhd	309,500	813,427
Halyk Savings Bank of Kazakhstan, GDR	5,980	141,128	*
Hana Financial Group, Inc.	13,689	676,090
Industrial and Commercial Bank of China, Class H	724,000	421,000	*
Kookmin Bank, Sponsored ADR	6,381	507,481
Sberbank RF	390	1,287,000
SinoPac Financial Holdings Co., Ltd.	1,211,000	612,359
Turkiye Garanti Bankasi a.s.	106,534	401,443
Turkiye Vakiflar Bankasi T.A.O.	72,357	179,027	*
Turkiye Vakiflar Bankasi T.A.O., Class D	75,794	196,154
		5,519,708

Diversified Commercial & Professional Services 2.36%
Localiza Rent a Car S.A.	28,135	851,050

Diversified Metals & Mining 2.89%
Grupo Mexico SAB de C.V., Series B	85,800	352,866
JSC MMC Norilsk Nickel, ADR	2,039	344,591
KGHM Polska Miedz S.A.	11,252	341,801
		1,039,258

Electric Utilities 0.93%
China Power International Development, Ltd.	616,000	333,741

Financial Services 1.48%
African Bank Investments Ltd.	132,610	532,497

Food Distributors 1.39%
Central European Distribution Corp.	16,955	500,003	*

Home Furnishings 1.35%
Ellerine Holdings Ltd.	46,181	484,766	*

Homebuilding 2.64%
Ansal Properties & Infrastructure Ltd.	17,366	307,825
SARE Holding, S.A. de C.V., Class B	437,523	642,352	*
		950,177

Industrial Machinery 1.61%
Lupatech S.A.	34,900	578,531	*

Insurance 4.44%
Cathay Financial Holding Co., Ltd.	351,655	779,628
Discovery Holdings Ltd.	80,758	335,467
Ping An Insurance (Group) Co. of China Ltd., Class H	100,000	483,509
		1,598,604

Multi-Sector Holdings 0.00%
Haci Omer Sabanci Holding a.s.	1	2

Oil & Gas - Integrated 5.25%
Oao Gazprom, Sponsored ADR	23,267	999,318
PetroChina Co., Ltd.	260,000	318,694
Petroleo Brasileiro S.A., ADR	6,472	574,066	*
		1,892,078

Oil & Gas Exploration & Production 2.21%
Dragon Oil plc	75,428	266,741	*
Sasol Ltd.	7,397	251,398
Sasol Ltd., Sponsored ADR	8,105	276,056
		794,195

Packaged Foods & Meats 0.93%
Celestial NutriFoods Ltd.	343,000	335,037

Pharmaceuticals 0.99%
Teva Pharmaceutical Industries Ltd., Sponsored ADR	10,200	358,020

Precious Metals & Minerals 3.32%
European Minerals Corp.	334,706	270,188	*
Impala Platinum Holdings Ltd.	32,200	925,382
		1,195,570

Railroads 3.24%
All America Latina Logistica	107,750	1,166,757

Real Estate Investment Trusts 1.99%
Mirland Development Corp., plc	35,000	378,195	*
Sistema Hals, GDR, 144A	26,626	339,481	*
		717,676

Real Estate Management & Development 1.54%
Far East Consortium International Ltd.	688,000	315,471
SPG Land Holdings Ltd.	344,000	239,687	*
		555,158

Semiconductors 9.82%
Hynix Semiconductor, Inc.	7,680	254,912	*
Samsung Electronics Co., Ltd.	2,646	1,627,227
Siliconware Precision Industries Co.	441,757	732,527
Taiwan Semiconductor Manufacturing Co., Ltd.	126,687	259,322
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	60,838	663,743
		3,537,731

Steel 4.52%
Companhia Vale do Rio Doce, Sponsored ADR	27,700	795,821
Oao TMK, GDR	9,926	348,403	*
Oao TMK, GDR, 144A	3,395	119,164	*
POSCO, ADR	4,126	363,831
		1,627,219

Total Common Stocks		28,731,331
(cost $23,601,166)

CLOSED-END FUND 4.38%

Metage Special Emerging Markets Funds Ltd.
(cost $1,542,086)	12,824	1,576,198	*

EQUITY-LINKED SECURITIES 5.54%

Construction & Farm Machinery & Heavy Trucks 1.49%
Tata Motors Ltd., 144A (May 2011)	26,991	537,472	*

Industrial Conglomerates 0.98%
Aditya Birla Nuvo Ltd. (September 2008)	36,988	352,622

IT Consulting & Other Services 3.07%
Mastek Ltd., 144A (October 2009)	68,794	562,853
Satyam Computer Services Ltd. (January 2017)	50,526	541,424
		1,104,277

Total Equity-Linked Securities		1,994,371
(cost $1,697,283)

WARRANTS 0.02%

Precious Metals & Minerals 0.02%
European Minerals Corp., Warrants (March 2011)
(cost $0)	25,813	8,225	*

UNITS 4.01%

Diversified Banks 2.14%
Unibanco, Units	82,278	771,241

Shipping 1.87%
Santos-Brasil SA, Units	52,039	673,502	*

Total Units		1,444,743
(cost $1,255,018)

Total Securities		33,754,868
(cost $28,095,553)

	Principal
REPURCHASE AGREEMENT 4.66%	Amount

Joint Tri-Party Repurchase Agreement, Merrill Lynch, 01/31/07, 5.22%,
due 02/01/07, repurchase price $1,679,469, collateralized by U.S.
Treasury securities held in a joint tri-party account
(cost $1,679,226)	$1,679,226	1,679,226

Total Investments 98.41%		35,434,094
(cost $29,774,779)
Other assets and liabilities, net 1.59%		572,400

NET ASSETS 100%		$36,006,494

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) January 31, 2007

Legend
* Non-income producing security
ADR American Depositary Receipt
GDR Global Depositary Receipt
SPDR Standard & Poor’s Depositary Receipt

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

Equity-linked securities are derivative securities that are linked to the performance of an underlying foreign security. This type of investment allows the fund to have market exposure to foreign securities without trading directly in the local market. This type of security may also be known as a participatory note or certificate.

Fair valued securities, as a percentage of net assets at January 31, 2007, were 2.31% of Eastern European and 5.54% of Global Emerging Markets.

For information on the funds' policies regarding the valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual report.

Joint Tri-Party Repurchase Agreement

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreement and the securities held as collateral at January 31, 2007 were:

Merrill Lynch repurchase agreement, 01/31/07, 5.22%, due 02/01/07:
Total principal amount: $348,537,489; Total repurchase value: $348,588,027

Collateral:
$351,395,000 U.S. Treasury Note, 4.50%, 02/15/09
   (total collateral market value, including accrued interest, of $355,511,863)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreement. Each owns an undivided interest in the account.

Portfolio Tax Information

The following table presents the income tax basis of the securities owned at January 31, 2007, and the tax basis components of net unrealized appreciation or depreciation:

	Aggregate	Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	(Depreciation)	Appreciation

Holmes Growth	$53,314,381	$8,850,809	$(1,196,325)	$7,654,484
MegaTrends	13,221,642	2,187,921	(96,963)	2,090,958
Eastern European	1,158,903,034	290,978,353	(33,974,824)	257,003,529
Global Emerging Markets	29,774,779	6,340,073	(680,758)	5,659,315

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Accolade Funds

By: /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: March 30, 2007

By: /s/ Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date: March 30, 2007